RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Oct. 31, 2020
RELATED PARTY TRANSACTIONS
Summary of due to related parties

Name of related party	October 31, 2020	October 31, 2019
Beijing Ruibozhongying Technology Development Co., Ltd. (1)	$238,642	$—
WDZG Consulting	2,455	157,800
Sheng Xu (2)	—	49,281
	$241,097	$207,081
(1)	An entity controlled by WDZG Consulting
(2)	Sheng Xu holds 35% of WDZG Consulting’s shares and she is the spouse of Zhe Wang